BRIDGE BUILDER TRUST

Bridge Builder Small/Mid Cap Value Fund

Supplement dated May 11, 2020

to the Prospectus dated October 28, 2019, as supplemented, and to the Summary Prospectus dated October 28, 2019, as supplemented

This supplement provides new and additional information beyond that contained in the

Prospectus and Summary Prospectus and should be read

in conjunction with the Prospectus and Summary Prospectus.

Effective as of the close of business on May 11, 2020 (the “Effective Date”), Advisory Research, Inc., (“Advisory Research”) will be terminated as a sub-adviser to the Bridge Builder Small/Mid Cap Value Fund (“Small/Mid Cap Value Fund”). Following the Effective Date, BlackRock Investment Management, LLC; Boston Partners Global Investors, Inc.; Diamond Hill Capital Management, Inc.; LSV Asset Management; Massachusetts Financial Services Company (d/b/a MFS Investment Management); Silvercrest Asset Management Group, LLC; and Vaughan Nelson Investment Management, L.P., will continue as subadvisers to the Small/Mid Cap Value Fund. The Adviser may adjust allocations to the sub-advisers or make recommendations to the Board with respect to the hiring, termination, or replacement of the sub-advisers at any time.

Accordingly, as of the Effective Date, the following changes will become effective for the Prospectus and Summary Prospectus.

1.    The fourth paragraph under the sub-section of the Prospectus entitled “Principal Investment Strategies,” under the section entitled “Summary Section – Bridge Builder Small/Mid Cap Value Fund,” and the fourth paragraph under the corresponding sub-section of the Summary Prospectus are hereby deleted and replaced with the following:

The Adviser is responsible for determining the amount of Fund assets to allocate to each Sub-adviser. The Adviser may allocate Fund assets for each investment strategy to the following Sub-advisers: BlackRock Investment Management, LLC (“BlackRock”); Boston Partners Global Investors, Inc. (“Boston Partners”); Diamond Hill Capital Management, Inc. (“Diamond Hill”); LSV Asset Management (“LSV”); Massachusetts Financial Services Company (d/b/a MFS Investment Management) (“MFS”); Silvercrest Asset Management Group LLC (“Silvercrest”); and Vaughan Nelson Investment Management, L.P. (“Vaughan Nelson”). The Adviser may adjust allocations to the Sub-advisers or make recommendations to the Board with respect to the hiring, termination, or replacement of the Sub-advisers at any time. Below is a summary of each Sub-adviser’s principal investment strategies.

2.    The sub-section of the Prospectus entitled “Advisory Research’s Principal Investment Strategies” under the section entitled “Summary Section – Bridge Builder Small/Mid Cap Value Fund – Principal Investment Strategies” and the corresponding sub-section of the Summary Prospectus are hereby deleted.

3.    The first table in the sub-section of the Prospectus entitled “Sub-advisers and Portfolio Managers” under the section entitled “Summary Section – Bridge Builder Small/Mid Cap Value Fund” and the first table in the corresponding sub-section of the Summary Prospectus are hereby deleted.

4.    The last paragraph in the Prospectus under the sub-section entitled “Bridge Builder Small/Mid Cap Value Fund – Principal Investment Strategies,” under the section entitled “Additional Information Regarding the Funds’ Investment Objectives and Strategies,” is hereby deleted and replaced with the following:

The Adviser may allocate assets of the Small/Mid Cap Value Fund to the following Sub-advisers: BlackRock, Boston Partners, Diamond Hill, LSV, MFS, Silvercrest, and Vaughan Nelson. The Adviser may adjust allocations to the Sub-advisers at any time or make recommendations to the Board with respect to the hiring, termination or replacement of a Sub-adviser. Below is a summary of each Sub-adviser’s principal investment strategies.

5.    The sub-section of the Prospectus entitled “Advisory Research’s Principal Investment Strategies” under the section entitled “Additional Information Regarding the Funds’ Investment Objectives and Strategies – Bridge Builder Small/Mid Cap Value Fund – Principal Investment Strategies” is hereby deleted.

6.    The sub-section in the Prospectus entitled “Sub-advisers and Portfolio Managers – Small/Mid Cap Value Fund – Advisory Research” under the section entitled “Management of the Funds” is hereby deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

BRIDGE BUILDER TRUST

Bridge Builder Small/Mid Cap Value Fund

Supplement dated May 11, 2020

to the Statement of Additional Information (“SAI”)

dated October 28, 2019, as supplemented

This supplement provides new and additional information beyond that contained in the

SAI and should be read in conjunction with the SAI.

Effective as of the close of business on May 11, 2020 (the “Effective Date”), Advisory Research, Inc. (“Advisory Research”) will be terminated as a sub-adviser to the Bridge Builder Small/Mid Cap Value Fund (“Small/Mid Cap Value Fund”). Following the Effective Date, BlackRock Investment Management, LLC; Boston Partners Global Investors, Inc.; Diamond Hill Capital Management, Inc.; LSV Asset Management; Massachusetts Financial Services Company (d/b/a MFS Investment Management); Silvercrest Asset Management Group LLC; and Vaughan Nelson Investment Management, L.P., will continue as subadvisers to the Small/Mid Cap Value Fund. The Adviser may adjust allocations to the sub-advisers or make recommendations to the Board with respect to the hiring, termination, or replacement of the sub-advisers at any time.

Accordingly, as of the Effective Date, the following changes will become effective for the SAI.

1.    The sub-section entitled “Advisory Research, Inc. (“Advisory Research”)” under the section entitled “The Funds’ Investment Teams – The Sub-advisers – Small/Mid Cap Value Fund” is hereby deleted.

2.    The first paragraph in Appendix B is hereby amended by removing the reference to Advisory Research, Inc.

3.    The sub-section entitled “Advisory Research, Inc. – Proxy Voting Policies Summary” under Appendix B is hereby deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE